Discontinued Operation of Hjx and Call Center Business (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total assets held for sale	$ 468,191	$ 470,076
Intangible assets, net - trademark [Member]
Total assets held for sale	353,691	353,691
Intangible assets, net - distribution network [Member]
Total assets held for sale
Prepaid expense- - copyright [Member]
Total assets held for sale	$ 114,500	$ 116,385